Exhibit 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Oct-18	15-Oct-18	15-Nov-18
To	31-Oct-18	15-Nov-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$100,682,500.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,360,362.01
Series Nominal Liquidation Amount	532,209,528.68

Required Participation Amount	$532,209,528.68
Excess Receivables	$61,937,499.44

Total Collateral	594,147,028.12

Collateral as Percent of Notes	115.37%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,731,440,476.76
Total Principal Collections	($2,315,061,471.76)
Investment in New Receivables	$2,692,958,688.93
Receivables Added for Additional Accounts	$0.00
Repurchases	($65,649,358.61)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($671,486,765.75)
Less Servicing Adjustment	($5,342,166.86)

Ending Balance	$5,366,859,402.71

SAP for Next Period	10.63%

Average Receivable Balance	$5,439,251,921.70
Monthly Payment Rate	42.56%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,421,979.32
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,421,979.32

Series Allocation Percentage at Month-End	10.63%
Floating Allocation Percentage at Month-End	98.06%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	85,833,333.33

Ending Balance	85,833,333.33

Distributions to Investors
A1 Days	31
A1 LIBOR	2.279500%
A1 Applicable Margin	0.310000%

	2.589500%

	Actual	Per $1000
Interest A	1,148,371.32	2.23
Principal A	—	—

		2.23
Total Due Investors	1,148,371.32
Servicing Fee	481,422.09

Excess Cash Flow	393,796.56

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.94%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		30.11%